SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

Recent regulations on lottery services industry and online lottery sales

On February 25, 2015, certain provincial sports lottery administration centers to which the Group provides sport lottery sales services suspended online purchase orders for lottery products in response to the Self-Inspection Notice.

The Self-Inspection Notice requires provincial and municipal government branches, including financial, civil affairs and sports bureaus, to conduct inspection and take remedial measures for unauthorized online lottery sales within their respective jurisdictions. The scope of inspection includes, among other things, commercial contract arrangements, online lottery products, lottery sales data exchange, online lottery sales channels, and sales commission fees in connection with unauthorized engagements of online sales agents by lottery administration centers. The Self-Inspection Notice further requires a formal report on the result of the self-inspection and self-remedy be submitted by each provincial or municipal government to the MOF, the Ministry of Civil Affairs and the General Administration of Sports of the PRC by March 1, 2015.

On February 28, 2015, the Group was further informed by the remaining provincial sports lottery administration centers to which the Group provides sport lottery sales services that such provincial sports lottery administration centers also plan to temporarily suspend accepting online purchase orders for lottery products. The Group continued processing online orders for lottery products that are distributed by local lottery stations and represented by paper lottery tickets from February 28, 2015 to April 3, 2015.

On April 3, 2015, eight competent government authorities, namely, the MOF, the Ministry of Public Security, the State Administration for Industry and Commerce, the Ministry of Industry and Information Technology, Ministry of Civil Affairs, People's Bank of China, the General Administration of Sports of China and China Banking Regulatory Commission, jointly released a public bulletin with regard to online lottery sales in China, or Bulletin 18. Bulletin 18 mandates, among other things, that (i) all institutions, online entities, or individuals which provide unauthorized online lottery sales services, either directly or through agents, shall immediately cease such services and all provincial governmental authorities of finance, civil affairs and sports shall investigate and sanction unauthorized online lottery sales in their respective jurisdictions according to relevant laws and regulations; and (ii) lottery issuance authorities that plan to sell lottery products online are required to obtain a consent from the Ministry of Civil Affairs or the General Administration of Sports of China in order to submit an application for written approval by the MOF.

Although the Group is one of the two entities that had been approved by the MOF to conduct online sales of sports lottery products in PRC on behalf of China Sports Lottery Administration Center, the Group decided to voluntarily and temporarily suspend all of its lottery sales services on April 4, 2015. On the basis of the current level of cash and cash equivalents, time deposits and management forecasts, management believes that the risk of the current obligations not being met is low and therefore the Group will continue its operations for the foreseeable future.

Share repurchase program

In February 2015, the Company's board of directors approved a share repurchase program, which provided authorization to purchase up to US$30 million worth of the Company's outstanding ADSs.

Legal and administrative proceedings

On February 27, 2015, a purported stockholder class action lawsuit consisting of purchasers of our ADSs during the period between November 22, 2013 and February 25, 2015, captioned Fragala v. 500.com Limited, et al., Case No. 15-CV-1463-MMM (E), was filed in the U.S. District Court for the Central District of California, or the Court, against the Company, certain of the Company's executive officers, and the underwriters for the Company's initial public offering, or collectively, the Defendants. The complaint alleges that the prospectus, registration statements, and other filings with the U.S. Securities and Exchange Commission from October 22, 2013 to February 23, 2015 contained materially false and misleading information in violation of the federal securities laws and seeks unspecified compensatory damages and other relief. On April 20, 2015, the Court ordered that (i) Defendants need not respond to the complaint until after a lead plaintiff and lead plaintiff's counsel is approved, and lead plaintiff files an amended complaint; (ii) within seven days of the Court's appointment of lead plaintiff and lead counsel, counsel for Defendants and counsel for lead plaintiff shall meet and confer regarding scheduling; and (iii) within five days of the meet and confer, the parties shall submit a stipulation for the Court's approval with the parties' proposed schedule for the filing of an amended complaint as well as the timing on the filing of a motion to dismiss or other response to the amended complaint, and scheduling for same. The Company believes that the class action lawsuit is without merit and intend to defend the lawsuit vigorously, however, there can be no assurance regarding the ultimate outcome of this lawsuit.

Modification of share options exercise price

On March 19, 2015, the board of directors of the Company resolved to modify the exercise price of the share options granted on June 19, 2014 from US$3.232 per share (US$32.32 per ADS) to US$1.00 per share (US$10.00 per ADS).